BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 5,750
Chemicals — 0.1%
Diversey Holdings Ltd.
(a)
.............. 71,632 348,131
Element Solutions, Inc. ............... 28,825 468,983
817,114
Electrical Equipment — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $552,653)
(a)(b)
......... 56,202 261,339
Sensata Technologies Holding plc ........ 1,706 63,600
324,939
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 2,003 110,145
Twilio, Inc., Class A ................. 997 68,933
179,078
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc.
(a)
................ 10,472 493,755
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 77,759 106,530
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 594,113
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc. ................ 2,657 440,823
Chesapeake Energy Corp. ............ 7,758 730,881
Energy Transfer LP ................. 32,963 363,582
1,535,286
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 6,319 167,453
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 21,967 440,878
Total Common Stocks — 0.7%
(Cost: $6,018,214) .............................. 4,664,896
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 50 48,619
7.13%, 06/15/26 ................. 2,391 2,192,953
7.88%, 04/15/27 ................. 1,248 1,148,160
6.00%, 02/15/28 ................. 1,039 869,305
7.45%, 05/01/34 ................. 201 187,477
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 399,134
4.13%, 04/15/29 ................. 458 396,184
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
741 574,431
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 12 11,728
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
186 174,814
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 2,365 2,054,594
Spirit AeroSystems, Inc.
(c)
5.50%, 01/15/25 ................. 251 237,195
7.50%, 04/15/25 ................. 72 67,840
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 1,137 1,153,157
6.25%, 03/15/26
(c)
................ 9,868 9,571,960
6.38%, 06/15/26 ................. 70 66,133
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/27 ................. USD 215 $ 204,680
4.63%, 01/15/29 ................. 904 727,747
4.88%, 05/01/29 ................. 1,016 821,238
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 1,604 1,584,576
22,491,925
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26
(c)
......... 1,040 893,100
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 244 229,970
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 2,619 2,735,126
5.50%, 04/20/26 ................. 597 561,079
5.75%, 04/20/29 ................. 2,583 2,253,311
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 170 171,097
4.75%, 10/20/28 ................. 56 52,518
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 489 431,293
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,714 1,677,898
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
69 68,999
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 80 74,344
Series 2020-1, Class A, 5.88%, 10/15/27 1,247 1,202,526
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,808 1,613,640
4.63%, 04/15/29 ................. 1,315 1,088,084
13,052,985
Auto Components — 1.9%
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
307 277,835
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 911 892,079
6.25%, 05/15/26 ................. 2,065 1,972,075
8.50%, 05/15/27 ................. 5,752 5,490,226
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 579 509,533
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 248 178,821
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 157,700
5.00%, 07/15/29 ................. 263 214,700
5.63%, 04/30/33 ................. 248 198,710
Icahn Enterprises LP
6.25%, 05/15/26 ................. 58 54,203
5.25%, 05/15/27 ................. 1,468 1,285,249
4.38%, 02/01/29 ................. 973 783,148
12,014,279
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 75,251
3.25%, 02/12/32 ................. 1,426 1,027,191
6.10%, 08/19/32 ................. 388 342,061
4.75%, 01/15/43 ................. 167 110,652
5.29%, 12/08/46 ................. 160 112,800
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 240 180,372
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
116 107,300
1,955,627
Banks — 0.4%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 11,761
4.75%, 01/15/18 ................. 100 11,761
4.00%, 01/21/19 ................. 100 11,760
Barclays plc
5.20%, 05/12/26 ................. USD 200 190,114

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(f)(g)
.................... USD 940 $ 579,322
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(f)(g)
.................... 390 341,328
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(c)(f)(g)
.............. 460 316,968
HSBC Holdings plc
(f)(g)
(USD Swap Rate 5 Year + 3.75%), 6.00% 465 385,253
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... 200 138,698
Intesa Sanpaolo SpA
(c)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32 ............... 320 215,743
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42 ............... 235 139,547
JPMorgan Chase & Co., (SOFR + 2.58%),
5.72%, 09/14/33
(g)
............... 412 389,605
2,731,860
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 453 416,597
6.38%, 06/15/30 ................. 995 964,006
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 430 354,407
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 180,622
JELD-WEN, Inc., 6.25%, 05/15/25
(c)
..... 245 230,300
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 65,455
3.50%, 02/15/30 ................. 454 347,086
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 149,601
9.75%, 07/15/28 ................. 215 181,355
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
. 1,457 1,184,162
Standard Industries, Inc.
2.25%, 11/21/26
(e)
................ EUR 100 76,448
5.00%, 02/15/27
(c)
................ USD 221 195,565
4.75%, 01/15/28
(c)
................ 34 28,726
4.38%, 07/15/30
(c)
................ 502 384,030
3.38%, 01/15/31
(c)
................ 283 199,034
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 278 244,640
5,202,034
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 292,340
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
208 174,080
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 403 316,246
Credit Suisse Group AG
(c)(f)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38% ...................... 300 218,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... 405 284,397
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 226,922
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 96 78,988
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.88%, 02/15/31 ................. USD 125 $ 105,246
3.63%, 11/01/31 ................. 253 202,987
3.25%, 08/15/33 ................. 762 588,439
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 386 363,151
7.75%, 09/16/27
(c)
................ 426 419,531
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(c)(f)(g)
................... 320 210,240
3,480,817
Chemicals — 2.5%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 583 450,609
Avient Corp., 7.13%, 08/01/30
(c)
........ 557 514,072
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(e)
............... EUR 200 179,349
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 828 737,612
3.38%, 02/15/29 ................. 787 616,969
Celanese US Holdings LLC, 6.17%, 07/15/27 435 411,686
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 186 152,133
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 1,217 846,813
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 3,728 3,001,786
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 1,242 1,002,598
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 713,920
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 534 541,343
HB Fuller Co., 4.25%, 10/15/28 ........ 185 155,659
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,488 1,190,400
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 811 673,130
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 109,136
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(g)
588 464,520
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 253 189,750
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 337,687
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 76,109
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 414,833
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 402 283,008
4.38%, 02/01/32 ................. 55 39,116
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
4,130 3,097,500
16,199,738
Commercial Services & Supplies — 2.9%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 48,140
4.88%, 07/15/32 ................. 95 76,614
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,152,369
9.75%, 07/15/27 ................. 1,378 1,132,689
4.63%, 06/01/28 ................. 2,840 2,169,371
6.00%, 06/01/29 ................. 2,011 1,297,847
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 359,002
4.75%, 10/15/29 ................. 225 186,447
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 425,047
5.75%, 07/15/29 ................. 954 754,208
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 172 164,270
6.38%, 05/01/25 ................. 74 72,520
5.00%, 02/01/28 ................. 1,619 1,442,059
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 114 107,901
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 212,391
5.13%, 07/15/29 ................. 108 99,434

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ USD 265 $ 214,189
5.00%, 09/01/30 ................. 300 235,125
Garda World Security Corp., 4.63%, 02/15/27
(c)
319 273,541
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 140 131,295
3.75%, 08/01/25 ................. 85 77,775
5.13%, 12/15/26 ................. 843 785,040
4.00%, 08/01/28 ................. 689 574,268
3.50%, 09/01/28 ................. 474 399,729
4.75%, 06/15/29 ................. 527 443,997
4.38%, 08/15/29 ................. 849 707,879
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 274 250,025
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 145,576
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 620 431,867
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 470 466,488
5.88%, 10/01/30 ................. 317 315,689
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 62 58,338
6.25%, 01/15/28 ................. 973 830,331
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 229 189,641
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 1,374 1,207,100
18,438,202
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 1,371 682,073
Ciena Corp., 4.00%, 01/31/30
(c)
........ 242 202,070
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 1,630 1,448,174
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 61 56,164
8.25%, 03/01/27 ................. 68 56,185
7.13%, 07/01/28 ................. 241 186,030
4.75%, 09/01/29 ................. 1,020 831,973
Nokia OYJ
4.38%, 06/12/27 ................. 187 168,534
6.63%, 05/15/39 ................. 107 99,197
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 442 343,129
5.63%, 04/15/27 ................. 147 122,300
6.50%, 07/15/28 ................. 198 131,670
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 790 632,063
4,959,562
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 574,600
Dycom Industries, Inc., 4.50%, 04/15/29 ... 190 160,108
MasTec, Inc., 4.50%, 08/15/28 ......... 269 234,799
969,507
Consumer Finance — 1.7%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. 1,505 1,159,868
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 193,500
4.69%, 06/09/25 ................. 200 185,599
5.13%, 06/16/25 ................. 548 517,098
4.13%, 08/04/25 ................. 1,397 1,267,847
3.38%, 11/13/25 ................. 200 176,701
4.39%, 01/08/26 ................. 475 429,926
2.70%, 08/10/26 ................. 607 503,440
4.95%, 05/28/27 ................. 559 499,064
4.13%, 08/17/27 ................. 400 344,200
3.82%, 11/02/27 ................. 400 336,000
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.90%, 02/16/28 ................. USD 585 $ 459,793
5.11%, 05/03/29 ................. 303 262,913
4.00%, 11/13/30 ................. 466 363,480
3.63%, 06/17/31 ................. 345 256,318
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 211,864
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
............... 403 303,333
Navient Corp.
6.13%, 03/25/24 ................. 150 146,062
5.88%, 10/25/24 ................. 49 46,431
5.50%, 03/15/29 ................. 330 250,849
OneMain Finance Corp.
6.88%, 03/15/25 ................. 227 213,346
7.13%, 03/15/26 ................. 819 738,248
3.50%, 01/15/27 ................. 646 503,216
6.63%, 01/15/28 ................. 155 132,990
5.38%, 11/15/29 ................. 76 58,900
4.00%, 09/15/30 ................. 509 357,171
SLM Corp., 3.13%, 11/02/26 .......... 393 325,314
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
381 311,467
10,554,938
Containers & Packaging — 2.3%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 1,935 1,324,605
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 1,497 1,409,730
3.25%, 09/01/28
(c)
................ 200 163,192
3.00%, 09/01/29
(e)
................ EUR 200 139,601
4.00%, 09/01/29
(c)
................ USD 3,553 2,602,050
Ardagh Packaging Finance plc
(c)
4.75%, 07/15/27 ................. GBP 100 72,324
5.25%, 08/15/27 ................. USD 612 382,947
Ball Corp.
2.88%, 08/15/30 ................. 71 54,488
3.13%, 09/15/31 ................. 841 633,904
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 185,548
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 1,296 1,179,282
8.75%, 04/15/30 ................. 1,232 1,018,901
Crown Americas LLC, 4.25%, 09/30/26 ... 275 249,117
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 78,000
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 117,189
3.50%, 03/15/28
(c)
................ 15 12,755
2.63%, 02/01/29
(e)
................ EUR 200 149,603
3.50%, 03/01/29
(c)
................ USD 59 48,534
LABL, Inc., 5.88%, 11/01/28
(c)
......... 587 475,411
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 389 369,550
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. 20 19,300
4.00%, 12/01/27 ................. 143 123,745
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 59 52,333
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 1,533 1,371,068
8.50%, 08/15/27 ................. 2,722 2,403,016
14,636,193
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 208 181,954
3.88%, 11/15/29 ................. 123 96,348
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 187,296

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Distributors (continued)
Resideo Funding, Inc., 4.00%, 09/01/29 ... USD 124 $ 99,942
565,540
Diversified Consumer Services — 0.7%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 101,817
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 427 333,060
Service Corp. International
5.13%, 06/01/29 ................. 89 80,882
3.38%, 08/15/30 ................. 279 218,203
4.00%, 05/15/31 ................. 990 796,148
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,591 1,461,318
5.88%, 06/01/29 ................. 1,375 1,135,915
4,127,343
Diversified Financial Services — 0.7%
(c)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 665 490,438
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 433 357,413
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 241 230,736
7.38%, 09/01/25 ................. 395 353,774
Shift4 Payments LLC, 4.63%, 11/01/26 .... 965 879,959
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,252 2,173,180
4,485,500
Diversified Telecommunication Services — 6.6%
Altice France Holding SA, 10.50%, 05/15/27
(c)
2,536 1,986,336
Altice France SA
(c)
8.13%, 02/01/27 ................. 1,636 1,462,175
5.50%, 01/15/28 ................. 503 398,321
5.13%, 07/15/29 ................. 1,595 1,191,641
5.50%, 10/15/29 ................. 642 483,030
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 390 336,281
5.38%, 06/01/29
(c)
................ 162 141,802
6.38%, 09/01/29
(c)
................ 1,584 1,454,270
4.75%, 03/01/30
(c)
................ 1,196 970,255
4.50%, 08/15/30
(c)
................ 626 495,066
4.25%, 02/01/31
(c)
................ 1,281 982,578
4.75%, 02/01/32
(c)
................ 1,711 1,332,493
4.50%, 05/01/32 ................. 1,196 912,153
4.50%, 06/01/33
(c)
................ 648 478,723
4.25%, 01/15/34
(c)
................ 1,853 1,326,341
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 800 598,000
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 635 569,106
5.00%, 05/01/28 ................. 1,050 901,110
6.75%, 05/01/29 ................. 799 659,175
6.00%, 01/15/30 ................. 942 740,059
8.75%, 05/15/30 ................. 1,150 1,150,736
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 1,771 1,548,562
7.00%, 10/15/28 ................. 865 741,063
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 196 164,150
4.63%, 09/15/27 ................. 270 223,447
4.25%, 07/01/28 ................. 983 766,750
3.63%, 01/15/29 ................. 331 245,069
3.75%, 07/15/29 ................. 343 251,247
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)
................ 1,468 1,263,082
4.00%, 02/15/27
(c)
................ 1,490 1,251,271
4.50%, 01/15/29
(c)
................ 1,083 760,807
5.38%, 06/15/29
(c)
................ 1,320 980,976
Series U, 7.65%, 03/15/42 .......... 229 154,977
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 200 $ 174,750
Sprint Capital Corp.
6.88%, 11/15/28 ................. 2,020 2,075,550
8.75%, 03/15/32 ................. 3,109 3,602,554
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 554 550,537
4.13%, 06/15/29 ................. 1,694 1,677,799
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 408 317,191
6.00%, 09/30/34 ................. 739 550,718
7.20%, 07/18/36 ................. 201 157,520
7.72%, 06/04/38 ................. 544 434,019
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 2,799 2,246,058
6.13%, 03/01/28 ................. 5,207 3,653,111
42,360,859
Electric Utilities — 0.6%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
........... 385 304,150
FirstEnergy Corp.
2.65%, 03/01/30 ................. 148 119,510
Series B, 2.25%, 09/01/30 .......... 38 29,235
Series C, 3.40%, 03/01/50 .......... 1,387 908,485
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 834 754,229
4.55%, 04/01/49 ................. 652 509,266
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 13 12,415
NRG Energy, Inc.
5.75%, 01/15/28 ................. 137 126,434
5.25%, 06/15/29
(c)
................ 74 64,750
3.63%, 02/15/31
(c)
................ 594 463,320
3.88%, 02/15/32
(c)
................ 62 48,363
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 539 467,286
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 37 34,318
5.00%, 07/31/27 ................. 37 33,420
4.38%, 05/01/29 ................. 270 224,567
4,099,748
Electrical Equipment — 0.4%
(c)
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 185,949
4.00%, 04/15/29 ................. 29 23,997
5.88%, 09/01/30 ................. 515 481,865
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,918 1,543,990
2,235,801
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC
3.28%, 12/01/28 ................. 116 96,804
3.25%, 02/15/29 ................. 151 122,625
Coherent Corp., 5.00%, 12/15/29
(c)
...... 1,563 1,292,914
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 1,578 1,318,435
3.75%, 02/15/31 ................. 408 321,383
3,152,161
Energy Equipment & Services — 1.0%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 259 231,955
6.25%, 04/01/28 ................. 1,640 1,441,552
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 334,126

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
7.50%, 01/15/28 ................. USD 546 $ 445,700
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 384 347,636
7.38%, 05/15/27
(c)
................ 1,088 1,004,169
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 134,687
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 241 222,911
USA Compression Partners LP
6.88%, 04/01/26 ................. 744 684,480
6.88%, 09/01/27 ................. 738 670,713
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 36 36,630
6.50%, 09/15/28 ................. 360 324,000
8.63%, 04/30/30 ................. 474 412,780
6,291,339
Entertainment — 1.3%
(c)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 72 55,620
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 1,786 1,330,570
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 57,074
6.50%, 05/15/27 ................. 1,609 1,548,260
4.75%, 10/15/27 ................. 721 625,961
3.75%, 01/15/28 ................. 728 616,980
Playtika Holding Corp., 4.25%, 03/15/29 ... 929 742,959
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 2,879 2,092,511
5.39%, 03/15/62 ................. 1,507 1,092,441
WMG Acquisition Corp., 3.88%, 07/15/30 .. 191 156,480
8,318,856
Equity Real Estate Investment Trusts (REITs) — 1.7%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 397 325,512
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 99 81,428
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 260 202,805
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 308,160
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 693 536,446
Iron Mountain, Inc., 5.63%, 07/15/32
(c)
.... 264 211,200
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 2,158 1,736,262
3.50%, 03/15/31 ................. 2,056 1,431,490
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 948 824,760
4.50%, 02/15/29
(c)
................ 589 488,706
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 220,347
4.00%, 09/15/29 ................. 217 169,992
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,713 1,519,277
3.13%, 02/01/29 ................. 1,107 890,327
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 192 151,674
6.50%, 02/15/29 ................. 719 481,880
VICI Properties LP
3.50%, 02/15/25
(c)
................ 222 205,208
4.63%, 06/15/25
(c)
................ 95 89,398
4.50%, 09/01/26
(c)
................ 17 15,525
4.25%, 12/01/26
(c)
................ 37 33,396
4.50%, 01/15/28
(c)
................ 213 188,971
3.88%, 02/15/29
(c)
................ 103 86,407
4.63%, 12/01/29
(c)
................ 250 216,885
4.13%, 08/15/30
(c)
................ 330 275,622
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
5.63%, 05/15/52 ................. USD 425 $ 351,640
11,043,318
Food & Staples Retailing — 0.5%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 707 620,984
4.63%, 01/15/27 ................. 378 337,864
5.88%, 02/15/28 ................. 345 318,263
4.88%, 02/15/30 ................. 452 382,397
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 759 631,943
United Natural Foods, Inc., 6.75%, 10/15/28 84 76,826
US Foods, Inc.
6.25%, 04/15/25 ................. 231 226,911
4.75%, 02/15/29 ................. 780 667,680
4.63%, 06/01/30 ................. 84 69,511
3,332,379
Food Products — 1.7%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 1,923 1,759,199
4.63%, 11/15/28 ................. 1,503 1,278,361
Darling Global Finance BV, 3.63%, 05/15/26
(e)
EUR 190 175,037
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. USD 1,104 1,050,666
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 1,015 812,548
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 280 281,369
4.88%, 10/01/49 ................. 1,808 1,490,127
5.50%, 06/01/50 ................. 2,027 1,823,446
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 68,942
4.13%, 01/31/30 ................. 640 541,594
4.38%, 01/31/32 ................. 914 755,192
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 365 275,163
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,908
5.50%, 12/15/29 ................. 51 44,089
4.63%, 04/15/30 ................. 335 275,119
4.50%, 09/15/31 ................. 75 60,375
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 543 443,902
11,137,037
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 183 150,206
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
3.88%, 07/15/28
(e)
................ EUR 100 84,302
4.63%, 07/15/28
(c)
................ USD 1,618 1,439,931
3.88%, 11/01/29
(c)
................ 524 425,593
Embecta Corp., 6.75%, 02/15/30
(c)
...... 347 320,355
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 427,716
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 100 81,779
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 623 499,453
5.25%, 10/01/29 ................. 3,198 2,414,490
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 40,541
4.25%, 06/01/28
(c)
................ 222 193,089
5,927,249
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 172,469
5.00%, 04/15/29 ................. 80 70,849
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 183,619

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 03/01/30 ................. USD 55 $ 45,349
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 527,000
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 279 263,546
Centene Corp.
2.45%, 07/15/28 ................. 1,781 1,450,126
4.63%, 12/15/29 ................. 9 8,088
3.00%, 10/15/30 ................. 2,677 2,120,023
2.50%, 03/01/31 ................. 2,533 1,909,329
2.63%, 08/01/31 ................. 676 509,483
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 106 91,774
5.63%, 03/15/27 ................. 1,207 929,028
6.00%, 01/15/29 ................. 670 492,441
5.25%, 05/15/30 ................. 233 162,226
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 34,260
4.75%, 02/01/30 ................. 1,579 1,299,005
4.63%, 04/01/31 ................. 369 291,605
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 630 473,195
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 1,349 1,139,554
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 289 273,456
4.38%, 02/15/27 ................. 127 104,944
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 641 446,910
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 267 246,418
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 233 210,282
3.88%, 11/15/30 ................. 372 312,209
3.88%, 05/15/32 ................. 848 694,619
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 450,385
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 20 17,600
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 704 628,355
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 146 130,641
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 1,130 1,044,289
10.00%, 04/15/27 ................ 975 948,178
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 406 392,943
4.88%, 01/01/26 ................. 566 525,967
6.25%, 02/01/27 ................. 388 362,062
5.13%, 11/01/27 ................. 864 775,256
4.63%, 06/15/28 ................. 96 83,901
6.13%, 10/01/28 ................. 405 354,816
4.25%, 06/01/29 ................. 80 66,260
4.38%, 01/15/30 ................. 387 323,029
6.13%, 06/15/30 ................. 772 707,152
21,272,641
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(e)
................ EUR 190 161,220
5.00%, 10/15/26
(c)
................ USD 298 283,952
5.00%, 05/15/27
(c)
................ 226 210,745
655,917
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 274 238,437
4.38%, 01/15/28 ................. 996 863,034
4.00%, 10/15/30 ................. 317 249,663
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
.................... EUR 506 454,745
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 454 401,795
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.75%, 06/15/31
(c)
................ USD 715 $ 578,935
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 701 587,252
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,249 2,167,474
8.13%, 07/01/27 ................. 2,958 2,825,141
4.63%, 10/15/29 ................. 1,250 955,103
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 402,363
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 1,290 1,276,339
7.63%, 03/01/26 ................. 298 226,480
5.75%, 03/01/27 ................. 1,874 1,312,831
9.88%, 08/01/27 ................. 792 776,160
4.00%, 08/01/28 ................. 1,543 1,244,800
6.00%, 05/01/29 ................. 1,322 867,985
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 291 265,552
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,218 1,063,698
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 864,775
6.50%, 10/01/28 ................. 87 80,475
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 718 664,394
4.75%, 01/15/28 ................. 593 512,991
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 103 85,232
6.75%, 01/15/30 ................. 139 105,566
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 365 341,275
3.75%, 05/01/29
(c)
................ 305 251,863
4.88%, 01/15/30 ................. 739 642,930
4.00%, 05/01/31
(c)
................ 793 641,006
3.63%, 02/15/32
(c)
................ 271 207,558
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 230,531
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 567 515,970
8.00%, 04/15/26 ................. 470 401,850
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 609,840
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 284,053
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
400 372,338
MGM Resorts International
6.00%, 03/15/23 ................. 308 308,092
5.75%, 06/15/25 ................. 41 39,183
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 440 362,461
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 215 181,944
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 785 597,181
7.75%, 02/15/29 ................. 241 181,883
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 327 241,154
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 438 471,398
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 148,139
5.88%, 09/01/31 ................. 239 161,325
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 319,069
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 150 153,375
9.13%, 06/15/23 ................. 275 279,812
11.50%, 06/01/25 ................ 216 229,500
5.50%, 08/31/26 ................. 192 146,880
5.38%, 07/15/27 ................. 520 382,481
11.63%, 08/15/27 ................ 381 346,718
5.50%, 04/01/28 ................. 358 250,829
8.25%, 01/15/29 ................. 403 392,266
9.25%, 01/15/29 ................. 547 538,989

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. USD 332 $ 339,898
7.00%, 05/15/28 ................. 256 241,370
7.25%, 11/15/29 ................. 193 179,627
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
412 411,826
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 321,741
4.63%, 12/01/31 ................. 440 332,325
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 245,619
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 379 294,673
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 199,539
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 425,137
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 320 312,580
5.13%, 10/01/29 ................. 1,224 989,237
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 7 6,117
5.38%, 04/01/32 ................. 254 225,206
5.35%, 11/01/43 ................. 10 7,941
33,835,949
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 97,213
4.63%, 08/01/29 ................. 208 151,019
4.63%, 04/01/30 ................. 325 232,749
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 309,433
4.88%, 02/15/30 ................. 307 227,261
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 557,448
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 183,465
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 371 356,160
KB Home, 7.25%, 07/15/30 ........... 145 131,587
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 203,904
4.63%, 03/01/30 ................. 262 200,088
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 212,695
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
421 412,631
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 441,413
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 161 149,931
5.13%, 08/01/30 ................. 49 39,553
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 436 343,579
3.88%, 10/15/31 ................. 411 301,057
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 120,565
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 332,909
5.70%, 06/15/28 ................. 91 77,410
5,082,070
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 358 284,959
4.13%, 04/30/31
(c)
................ 345 271,256
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 269 238,789
4.75%, 06/15/28 ................. 23 18,223
4.38%, 03/31/29 ................. 31 22,995
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 210,009
1,046,231
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.3%
(c)
Calpine Corp.
5.25%, 06/01/26 ................. USD 44 $ 41,477
5.13%, 03/15/28 ................. 1,249 1,072,724
4.63%, 02/01/29 ................. 184 149,934
5.00%, 02/01/31 ................. 86 68,332
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 382 340,133
3.75%, 01/15/32 ................. 588 455,835
2,128,435
Insurance — 2.8%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 447 344,190
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 3,078 2,629,159
6.75%, 10/15/27 ................. 5,185 4,468,376
5.88%, 11/01/29 ................. 2,664 2,163,759
AmWINS Group, Inc., 4.88%, 06/30/29 .... 585 485,586
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(h)
......... 256 260,014
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 508 467,332
HUB International Ltd.
7.00%, 05/01/26 ................. 1,746 1,655,933
5.63%, 12/01/29 ................. 118 98,530
NFP Corp.
4.88%, 08/15/28 ................. 1,470 1,254,373
6.88%, 08/15/28 ................. 4,453 3,473,340
7.50%, 10/01/30 ................. 227 215,401
Ryan Specialty Group LLC, 4.38%, 02/01/30 314 266,315
17,782,308
Interactive Media & Services — 0.1%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 668 626,400
5.00%, 03/01/30 ................. 312 298,993
925,393
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 289,886
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 75,523
3.50%, 03/01/29 ................. 419 342,692
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 423 369,596
5.63%, 02/15/29 ................. 164 149,328
4.13%, 08/01/30 ................. 368 302,220
3.63%, 10/01/31 ................. 519 391,845
1,921,090
IT Services — 2.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 843,350
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 252,305
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 146,640
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 513,205
Block, Inc., 3.50%, 06/01/31 .......... 3,583 2,777,954
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 313 269,262
4.00%, 07/01/29 ................. 1,131 967,640
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,051,265
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 230,868
5.63%, 09/15/28 ................. 855 684,000
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... 217 144,055
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 267 238,751
3.75%, 10/01/30 ................. 359 293,894

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Global Payments, Inc.
4.95%, 08/15/27 ................. USD 155 $ 147,675
5.40%, 08/15/32 ................. 613 568,846
5.95%, 08/15/52 ................. 777 684,566
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 476,775
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 1,482 1,289,340
6.00%, 02/15/28 ................. 844 654,233
10.75%, 06/01/28 ................ 149 138,776
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 140,320
Twilio, Inc., 3.88%, 03/15/31 .......... 1,252 982,785
13,496,505
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 145 121,915
6.20%, 10/01/40 ................. 464 436,760
5.45%, 11/01/41 ................. 721 604,045
1,162,720
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 292,612
3.75%, 03/15/29 ................. 66 54,899
4.00%, 03/15/31 ................. 131 105,642
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 718,835
Syneos Health, Inc., 3.63%, 01/15/29 .... 2,128 1,694,484
2,866,472
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 211,600
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 188 155,881
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 546,700
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 241 180,148
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 448,125
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
210 178,712
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 174,795
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 229,429
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
457 446,626
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 706,328
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,183 935,080
Titan International, Inc., 7.00%, 04/30/28 .. 115 104,341
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
720 603,000
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
EUR 220 180,574
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,110 2,644,153
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 342,641
8,088,133
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 672 530,880
Media — 5.8%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 2,662 2,037,016
AMC Networks, Inc.
5.00%, 04/01/24 ................. 27 25,762
4.75%, 08/01/25 ................. 71 63,441
4.25%, 02/15/29 ................. 242 178,925
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 199,815
Cable One, Inc.
1.13%, 03/15/28
(j)
................ 419 301,680
4.00%, 11/15/30
(c)
................ 1,072 834,455
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 816 624,856
5.50%, 04/01/63 ................. 541 408,730
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... USD 1,185 $ 1,101,112
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 2,913 2,460,719
7.75%, 04/15/28 ................. 2,099 1,584,745
7.50%, 06/01/29 ................. 2,923 2,119,175
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 1,183 903,771
CSC Holdings LLC
(c)
5.75%, 01/15/30 ................. 695 493,982
4.13%, 12/01/30 ................. 1,799 1,344,213
4.63%, 12/01/30 ................. 821 558,280
4.50%, 11/15/31 ................. 809 607,704
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 596 513,818
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 2,351 1,926,049
5.75%, 12/01/28
(c)
................ 2,018 1,525,083
5.13%, 06/01/29 ................. 1,071 629,213
GCI LLC, 4.75%, 10/15/28
(c)
.......... 408 338,744
Lamar Media Corp., 3.75%, 02/15/28 ..... 84 73,375
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 1,006 834,980
5.13%, 07/15/29 ................. 987 743,277
Liberty Broadband Corp.
(c)(j)
1.25%, 09/30/50 ................. 814 769,230
2.75%, 09/30/50 ................. 1,415 1,356,594
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 273,523
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 704 614,979
4.25%, 01/15/29 ................. 262 205,801
4.63%, 03/15/30 ................. 32 24,933
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 1,151 944,085
6.50%, 09/15/28 ................. 3,050 2,127,375
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 29 23,119
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 1,882 1,416,205
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 634 556,795
5.00%, 08/01/27 ................. 836 767,030
4.00%, 07/15/28 ................. 363 308,761
4.13%, 07/01/30 ................. 203 165,006
3.88%, 09/01/31 ................. 1,043 808,784
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 171,917
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 346,908
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 150 142,406
6.63%, 06/01/27 ................. 413 389,753
7.38%, 06/30/30 ................. 459 438,021
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
882 684,458
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 540 437,395
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 722,214
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 247,160
5.13%, 02/28/30 ................. 275 196,625
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 446,350
37,018,347
Metals & Mining — 2.7%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 371 357,112
6.13%, 02/15/28 ................. 1,054 931,030
ATI, Inc.
4.88%, 10/01/29 ................. 225 186,811

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.13%, 10/01/31 ................. USD 573 $ 468,101
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 3,833 3,527,816
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 94 87,176
7.63%, 03/15/30 ................. 445 428,446
Commercial Metals Co.
4.13%, 01/15/30 ................. 164 134,647
4.38%, 03/15/32 ................. 175 138,250
Constellium SE
4.25%, 02/15/26
(e)
................ EUR 100 87,715
5.63%, 06/15/28
(c)
................ USD 662 542,942
3.75%, 04/15/29
(c)
................ 2,881 2,103,363
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 348 261,217
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 925 794,806
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 763 622,546
4.50%, 06/01/31 ................. 985 720,764
Mineral Resources Ltd., 8.50%, 05/01/30
(c)
. 279 269,626
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 863,470
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,034 863,111
4.75%, 01/30/30 ................. 1,825 1,496,500
3.88%, 08/15/31 ................. 2,081 1,552,259
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 500 384,792
United States Steel Corp., 6.88%, 03/01/29 . USD 181 164,502
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... 220 149,050
17,136,052
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 50 49,125
4.38%, 01/15/27 ................. 180 153,447
202,572
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 757 695,571
Oil, Gas & Consumable Fuels — 10.5%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,543 1,491,063
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 285,784
5.38%, 06/15/29 ................. 422 372,584
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 126,765
Apache Corp.
4.25%, 01/15/30 ................. 519 453,865
5.10%, 09/01/40 ................. 456 368,113
5.35%, 07/01/49 ................. 251 197,035
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,533 1,869,959
8.25%, 12/31/28 ................. 114 109,540
5.88%, 06/30/29 ................. 189 168,210
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 25,627
5.85%, 11/15/43 ................. 237 175,557
5.60%, 10/15/44 ................. 158 110,914
Callon Petroleum Co.
6.38%, 07/01/26 ................. 251 226,174
8.00%, 08/01/28
(c)
................ 1,884 1,737,990
7.50%, 06/15/30
(c)
................ 1,365 1,195,064
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 1,058 931,453
4.00%, 03/01/31 ................. 1,238 1,038,038
3.25%, 01/31/32 ................. 2,051 1,574,870
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 29,675
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 04/15/29 ................. USD 822 $ 787,986
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 432,855
6.38%, 06/15/26 ................. 463 432,216
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 199 180,788
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 182,099
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 167 152,387
7.38%, 01/15/31 ................. 436 426,441
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 729 715,533
5.88%, 07/01/29 ................. 751 670,365
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,303 1,201,767
5.88%, 01/15/30 ................. 1,188 1,034,694
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 2,584 2,187,421
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 1,294 1,162,555
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 110,410
6.00%, 02/01/29 ................. 104 93,080
8.00%, 04/01/29 ................. 195 187,688
CrownRock LP
(c)
5.63%, 10/15/25 ................. 1,450 1,388,186
5.00%, 05/01/29 ................. 142 125,288
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 106 102,382
5.13%, 05/15/29 ................. 210 196,776
6.45%, 11/03/36
(c)
................ 193 176,326
6.75%, 09/15/37
(c)
................ 540 523,604
Diamondback Energy, Inc., 4.25%, 03/15/52 372 271,572
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 786 664,170
4.38%, 06/15/31 ................. 1,717 1,416,044
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 688 648,440
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
........... 1,461 1,272,683
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 738 690,030
5.38%, 06/01/29 ................. 673 615,795
6.50%, 09/01/30
(c)
................ 503 491,180
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 11 10,211
4.85%, 07/15/26 ................. 28 25,715
5.60%, 04/01/44 ................. 376 286,022
5.05%, 04/01/45 ................. 45 31,539
5.45%, 06/01/47 ................. 139 101,535
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 154 142,393
4.13%, 12/01/26 ................. 53 44,900
6.50%, 07/01/27
(c)
................ 788 728,182
4.50%, 01/15/29
(c)
................ 40 32,227
7.50%, 06/01/30
(c)
................ 181 171,040
4.75%, 01/15/31
(c)
................ 794 630,237
Genesis Energy LP
6.50%, 10/01/25 ................. 115 103,971
7.75%, 02/01/28 ................. 167 145,290
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 83,580
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 179,000
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 91,597
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 396,483

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. USD 309 $ 285,108
5.75%, 02/01/29 ................. 231 201,955
6.00%, 04/15/30 ................. 56 48,805
6.00%, 02/01/31 ................. 34 29,457
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 557,779
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 1,193 1,092,381
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 67 64,211
Matador Resources Co., 5.88%, 09/15/26 .. 555 535,392
MPLX LP, 4.95%, 03/14/52 ........... 977 764,573
Murphy Oil Corp.
5.75%, 08/15/25 ................. 29 27,965
5.88%, 12/01/27 ................. 124 115,908
6.13%, 12/01/42
(i)
................ 46 36,587
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 2,677 2,535,654
6.50%, 09/30/26 ................. 2,446 2,259,860
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
336 298,909
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 310,280
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 2,348 2,201,250
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 215,011
6.00%, 06/01/26 ................. 311 284,685
6.38%, 10/01/30 ................. 35 29,948
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 121 124,328
8.00%, 07/15/25 ................. 77 81,620
5.88%, 09/01/25 ................. 248 248,750
8.88%, 07/15/30 ................. 245 272,758
6.63%, 09/01/30 ................. 1,883 1,911,245
7.50%, 05/01/31 ................. 316 330,220
6.45%, 09/15/36 ................. 628 628,000
6.20%, 03/15/40 ................. 1,457 1,409,648
6.60%, 03/15/46 ................. 129 132,870
Parkland Corp., 5.88%, 07/15/27
(c)
...... 418 387,486
PDC Energy, Inc., 6.13%, 09/15/24 ...... 58 57,082
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 422,487
6.88%, 04/01/27 ................. 263 254,441
Range Resources Corp., 4.88%, 05/15/25 .. 163 153,641
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 818 716,221
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 93,500
SM Energy Co.
5.63%, 06/01/25 ................. 144 138,240
6.75%, 09/15/26 ................. 315 303,188
6.63%, 01/15/27 ................. 146 140,142
6.50%, 07/15/28 ................. 134 127,343
Southwestern Energy Co.
5.38%, 02/01/29 ................. 542 491,485
4.75%, 02/01/32 ................. 347 290,821
Sunoco LP
6.00%, 04/15/27 ................. 42 40,049
5.88%, 03/15/28 ................. 185 167,877
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 96 87,097
6.00%, 12/31/30 ................. 66 56,107
6.00%, 09/01/31 ................. 288 243,360
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
2,120 1,938,051
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 12,335
4.75%, 01/15/30 ................. 254 215,590
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,396 1,197,600
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.13%, 08/15/31 ................. USD 1,908 $ 1,582,629
3.88%, 11/01/33 ................. 4,229 3,288,048
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 317,400
Western Midstream Operating LP
4.75%, 08/15/28 ................. 59 53,690
5.45%, 04/01/44 ................. 660 541,426
5.30%, 03/01/48 ................. 609 500,903
5.50%, 08/15/48 ................. 184 148,810
5.50%, 02/01/50
(i)
................ 2,183 1,762,772
66,997,941
Personal Products — 0.0%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 36 30,456
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 230,739
261,195
Pharmaceuticals — 0.7%
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 5 4,460
3.13%, 02/15/29 ................. 317 244,486
3.50%, 04/01/30 ................. 1,056 830,776
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 480 396,000
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
14 12,359
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 577 498,384
Organon & Co.
(c)
4.13%, 04/30/28 ................. 1,014 866,970
5.13%, 04/30/31 ................. 1,129 924,832
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 287 278,892
4.75%, 05/09/27 ................. 200 168,987
4,226,146
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 128,919
CoreLogic, Inc., 4.50%, 05/01/28 ....... 1,470 999,600
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,746 1,440,450
KBR, Inc., 4.75%, 09/30/28 ........... 335 287,790
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 279,352
3,136,111
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 669 620,531
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 469 362,303
4.38%, 02/01/31 ................. 348 249,970
Realogy Group LLC
5.75%, 01/15/29 ................. 520 375,050
5.25%, 04/15/30 ................. 315 213,913
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 466 270,357
2,092,124
Road & Rail — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 328,872
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
71 58,301
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 233,148
5.00%, 12/01/29 ................. 199 148,006
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 367,569
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 490,770
0.00%, 12/15/25
(j)(k)
............... 621 515,373
8.00%, 11/01/26
(c)
................ 921 919,545
7.50%, 09/15/27
(c)
................ 1,453 1,423,940
6.25%, 01/15/28
(c)
................ 1,317 1,224,810

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.50%, 08/15/29
(c)
................ USD 2,116 $ 1,778,762
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 513 448,847
7,937,943
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 3,775 3,325,113
Entegris, Inc.
4.38%, 04/15/28 ................. 357 302,672
3.63%, 05/01/29 ................. 235 185,969
Synaptics, Inc., 4.00%, 06/15/29 ........ 450 362,274
4,176,028
Software — 3.9%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 2,775 2,193,832
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 864 846,785
9.13%, 03/01/26 ................. 1,656 1,591,416
Camelot Finance SA, 4.50%, 11/01/26 .... 543 491,312
Central Parent, Inc., 7.25%, 06/15/29 ..... 1,227 1,166,503
Change Healthcare Holdings LLC, 5.75%,
03/01/25 ..................... 2,057 2,044,545
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 1,798 1,482,990
4.88%, 07/01/29 ................. 1,455 1,139,265
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 2,029 1,658,839
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 159 140,110
6.50%, 10/15/28 ................. 146 123,935
Elastic NV, 4.13%, 07/15/29 .......... 794 627,133
Fair Isaac Corp., 4.00%, 06/15/28 ....... 552 470,348
Helios Software Holdings, Inc., 4.63%, 05/01/28 673 502,731
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 946 779,457
NCR Corp.
5.75%, 09/01/27 ................. 250 226,498
5.00%, 10/01/28 ................. 172 135,326
5.13%, 04/15/29 ................. 294 220,506
6.13%, 09/01/29 ................. 39 33,580
NortonLifeLock, Inc., 7.13%, 09/30/30 .... 488 471,998
Open Text Corp., 3.88%, 12/01/29 ...... 800 616,184
Open Text Holdings, Inc., 4.13%, 02/15/30 . 224 178,889
Picard Midco, Inc., 6.50%, 03/31/29 ...... 4,249 3,589,130
PTC, Inc.
3.63%, 02/15/25 ................. 16 14,904
4.00%, 02/15/28 ................. 290 253,630
SS&C Technologies, Inc., 5.50%, 09/30/27 . 2,692 2,455,626
Veritas US, Inc., 7.50%, 09/01/25 ....... 543 415,854
ZoomInfo Technologies LLC, 3.88%, 02/01/29 1,280 1,044,403
24,915,729
Specialty Retail — 2.1%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 316,680
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 175,760
4.75%, 03/01/30 ................. 186 145,263
5.00%, 02/15/32
(c)
................ 357 274,911
Carvana Co.
(c)
5.50%, 04/15/27 ................. 505 275,225
4.88%, 09/01/29 ................. 462 225,225
10.25%, 05/01/30 ................ 360 240,300
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 622 561,056
8.50%, 10/30/25 ................. 399 348,959
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
65 52,339
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 463 352,180
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 179,803
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 253 171,408
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... USD 571 $ 442,163
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 214,267
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 389,400
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 286 261,806
3.75%, 06/15/29 ................. 140 111,273
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 333,758
7.75%, 02/15/29 ................. 1,518 1,357,001
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 129 101,265
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 186 153,908
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 2,256 1,937,882
6.13%, 07/01/29 ................. 1,636 1,313,874
6.00%, 12/01/29 ................. 1,081 862,119
Staples, Inc., 7.50%, 04/15/26
(c)
........ 485 407,211
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 2,370 1,933,825
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 413 349,894
13,488,755
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 3 1,955
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 35 27,825
4.13%, 08/15/31 ................. 705 536,632
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 178,467
Levi Strauss & Co., 3.50%, 03/01/31 ..... 503 392,340
1,135,264
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 746,394
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 357 223,571
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 369 297,122
4.75%, 06/15/29 ................. 139 104,062
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 215,305
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 231 197,216
5.75%, 11/15/31 ................. 222 162,809
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 943 773,260
2,719,739
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
251 203,287
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 100 93,942
9.75%, 08/01/27 ................. 79 77,247
5.50%, 05/01/28 ................. 584 467,118
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 204 148,884
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 75 58,875
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 236 212,400
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 1,593 1,343,934
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 30 27,151
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 205 205,113
7.25%, 06/15/28 ................. 874 856,040
3,693,991

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.7%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 3,296 $ 2,882,524
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(g)(h)
....... 481 187,363
Sprint Corp., 7.63%, 03/01/26 ......... 276 285,476
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 ................. 413 312,926
4.75%, 07/15/31 ................. 817 630,312
4,298,601
Total Corporate Bonds — 84.3%
(Cost: $635,467,079) ............................. 538,843,811
Floating Rate Loan Interests
Aerospace & Defense — 0.6%
(g)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 178 169,990
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 02/01/28 2,504 2,368,501
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 10.57%
,
 02/01/29 1,195 1,126,579
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 01/15/25 343 339,024
4,004,094
Airlines — 0.6%
(g)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 1,267 1,225,178
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 717 680,704
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 368 369,284
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 6.46%
,
 10/20/27 ..... 538 538,420
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 1,266 1,206,018
4,019,604
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26
(g)
370 349,343
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30
(g)
... 69 62,445
Capital Markets — 0.1%
(g)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 07/31/26 ................. 131 124,563
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 378 338,228
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 105 104,347
567,138
Chemicals — 0.4%
(g)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(l)
...................... 54 49,317
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 09/30/28 ..... 364 335,287
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. USD 592 $ 578,890
Discovery Purchaser Corp., Term Loan,
08/04/29
(l)
...................... 1,108 1,011,050
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 491 458,009
2,432,553
Commercial Services & Supplies — 0.3%
(g)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28 ................. 1,589 1,352,157
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
11.62%
,
 11/02/28
(m)
............... 275 242,000
1,594,157
Communications Equipment — 0.1%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(g)
.......... 365 322,889
Construction & Engineering — 0.6%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 7.67% - 8.17%
,
 01/29/27 ...... 111 106,049
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
6.60% - 7.92%
,
 06/21/24 ........... 3,578 3,104,935
Propulsion (BC) Finco, Term Loan, (SOFR 3
Month + 4.00%), 7.18%
,
 09/14/29
(m)
.... 450 426,375
3,637,359
Containers & Packaging — 0.1%
(g)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
7.31%
,
 04/13/29 ................. 210 198,225
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 04/03/24 ................. 649 603,161
801,386
Diversified Consumer Services — 0.2%
(g)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29 ................. 284 245,839
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27 ........... 246 237,848
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 437 345,257
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 7.12% -
7.67%
,
 01/08/27 ................. 313 293,341
1,122,285
Diversified Financial Services — 0.2%
(g)
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
6.78%
,
 04/09/27 ................. 339 318,973
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.87%
,
 04/07/28
(m)
................ 426 411,090

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.78%
,
 10/19/27 ................. USD 877 $ 819,299
1,549,362
Diversified Telecommunication Services — 0.2%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.26%
,
 07/15/25 ..... 61 57,642
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(m)
... 237 214,878
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 519 481,461
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 96 88,848
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 291 242,697
1,085,526
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 06/28/24
(g)(m)
25 14,719
Entertainment — 0.1%
(g)
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 7.17%
,
 11/06/28 . 341 332,074
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/30/25 ................. 9 8,160
340,234
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27
(g)
.... 103 93,157
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 11/03/28
(g)
769 697,013
Health Care Providers & Services — 0.2%
(g)
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 6.25%
,
 11/08/27 248 235,954
Envision Healthcare Corp., Term Loan
(SOFR 3 Month + 4.25%), 6.83%, 03/31/27 690 300,197
(SOFR 3 Month + 7.88%), 10.53%, 03/31/27 103 98,563
LifePoint Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 11/16/25 ................. 177 164,322
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 10.60%
,
 04/29/25 ... 491 328,744
1,127,780
Health Care Technology — 0.4%
(g)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 361 332,403
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25 2,422 2,343,464
2,675,867
Hotels, Restaurants & Leisure — 0.2%
(g)
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 912 844,102
IRB Holding Corp., Term Loan B, (SOFR 1
Month + 3.00%), 5.70%
,
 12/15/27 ..... 513 479,716
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 11/01/26 ................. USD 116 $ 110,490
1,434,308
Household Durables — 0.2%
(g)
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 477 390,424
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 948 737,727
1,128,151
Insurance — 0.1%
(g)
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.13%
,
 09/01/27 .... 311 299,787
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
6.37%, 12/31/25 ............... 194 183,050
(LIBOR USD 1 Month + 4.25%),
7.37%, 09/03/26 ............... 134 128,815
611,652
Interactive Media & Services — 0.1%
(g)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... 194 185,125
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 7.62%
,
 01/29/26 ..... 228 213,490
398,615
Internet & Direct Marketing Retail — 0.0%
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 02/12/27
(g)(m)
......... 287 248,232
IT Services — 0.3%
(g)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.87%
,
 07/31/28 ................ 156 151,632
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 07/30/27 213 198,740
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 1,764 1,677,307
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 05/05/26 189 178,706
2,206,385
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27
(g)
.... 220 214,661
Machinery — 0.4%
(g)
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 1,902 1,698,905
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.63%
,
 04/05/29 ........... 696 642,060
2,340,965
Media — 0.6%
(g)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
10.06%
,
 09/01/25 ................ 252 202,960
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26 ................. 1,913 1,703,393

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27 USD 1,411 $ 1,311,179
Intelsat Jackson Holdings SA, Term Loan B,
(SOFR 6 Month + 4.25%), 7.44%
,
 02/01/29 540 505,710
3,723,242
Metals & Mining — 0.0%
Grinding Media, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 7.14% -
7.70%
,
 10/12/28
(g)(m)
............... 210 186,793
Oil, Gas & Consumable Fuels — 1.0%
(g)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... 4,988 5,229,470
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 586 541,454
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 7.62%
,
 09/19/29 361 353,780
6,124,704
Professional Services — 0.1%
(g)
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 421 405,207
Element Materials Technology Group US
Holdings, Inc., Term Loan, 06/22/29
(l)
... 66 61,776
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 06/22/29
(l)
.. 143 133,849
Galaxy US Opco, Inc., 1st Lien Term
Loan, (SOFR 1 Month + 4.75%),
7.78%
,
 04/29/29
(m)
................ 276 258,750
859,582
Road & Rail — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28
(g)
................ 222 202,079
Software — 2.7%
(g)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(l)
................. 467 417,284
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 2,747 2,455,820
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
8.62%
,
 02/27/26 ................. 925 855,625
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 430 407,021
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 8.11%
,
 07/06/29 208 199,988
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/08/28
(m)
1,170 1,023,866
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.12%
,
 10/08/29
(m)
712 598,015
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 503 453,949
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 12/01/27 ................. 343 325,647
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 239 225,839
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 07/27/28 ................. 1,296 1,166,406
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
11.37%
,
 07/27/29 ................ USD 830 $ 760,139
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 2,405 2,187,226
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/13/24 ............... 979 930,965
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 9.28%
,
 02/23/29 103 96,220
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
10.92%
,
 12/18/28
(m)
............... 288 273,600
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 9.32%
,
 08/31/29 738 707,474
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 135 120,931
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/17/27 .... 216 192,770
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 1,379 1,324,076
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 08/11/28 ................. 358 340,931
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 0.00%), 8.15%
,
 03/30/29 ..... 1,297 1,162,203
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 05/04/26 ..... 165 157,049
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 958 900,586
17,283,630
Specialty Retail — 0.0%
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 7.78%
,
 04/16/26
(g)
.... 144 125,548
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(g)
..... 702 659,316
Trading Companies & Distributors — 0.1%
(g)
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 4.63%),
7.76%
,
 06/11/26 ................. 85 80,558
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28 ................. 200 179,992
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 6.18%
,
 06/02/28 ..... 490 449,183
709,733
Transportation Infrastructure — 0.2%
(g)
Brown Group Holdings LLC, Term Loan B2,
(SOFR 1 Month + 3.75%), 6.78%
,
 07/02/29 567 548,334
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 09/22/28 ................. 209 199,440
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 09/21/29 ................. 56 53,387
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 8.12%
,
 09/21/26 ..... 598 586,633
1,387,794

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/27/24
(g)
................ USD 1,211 $ 1,076,610
Total Floating Rate Loan Interests — 10.6%
(Cost: $72,588,120) .............................. 67,418,911
Preferred Securities
Capital Trusts — 1.0%
Banks — 0.5%
(f)(g)
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 295 248,537
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 5 3,975
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 190 183,342
Series FF, (SOFR + 3.38%), 5.00% .... 1,199 1,081,198
Series HH, (SOFR + 3.13%), 4.60% .... 426 371,089
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 629 594,405
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 710 600,394
3,082,940
Capital Markets — 0.3%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,167,988
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 833,505
2,001,493
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... USD 210 $ 179,995
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............ 900 740,250
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
..................... 516 450,473
Total Preferred Securities — 1.0%
(Cost: $7,618,032) .............................. 6,455,151
Total Long-Term Investments — 96.6%
(Cost: $721,691,445) ............................. 617,382,769
Shares
Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(n)(o)
................. 17,037,524 17,037,524
Total Short-Term Securities — 2.7%
(Cost: $17,037,524) .............................. 17,037,524
Total Investments — 99.3%
(Cost: $738,728,969 ) ............................. 634,420,293
Other Assets Less Liabilities — 0.7% ................... 4,517,124
Net Assets — 100.0% ..............................
$ 638,937,417
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $261,339, representing 0.04% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Co st
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 37,402,891 $ — $ (20,365,367)
(a)
$ — $ — $ 17,037,524 17,037,524 $ 130,843 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 33 12/20/22 $ 3,698 $ 179,834
U.S. Treasury Long Bond .................................................... 1 12/20/22 127 9,596
U.S. Treasury Ultra Bond .................................................... 33 12/20/22 4,511 395,237
$ 584,667
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 93,527 EUR 93,000 Bank of America NA 12/21/22 $ 1,804
USD 2,183,465 EUR 2,173,000 Bank of Montreal 12/21/22 40,321
USD 87,367 GBP 76,000 HSBC Bank plc 12/21/22 2,405
$ 44,530
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (4,717) $ (5,845) $ 1,128
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 5,750 $ — $ — $ 5,750
Chemicals ............................................ 817,114 — — 817,114
Electrical Equipment ..................................... 63,600 261,339 — 324,939
IT Services ........................................... 179,078 — — 179,078
Life Sciences Tools & Services .............................. 493,755 — — 493,755
Media ............................................... 106,530 — — 106,530
Metals & Mining ........................................ 594,113 — — 594,113
Oil, Gas & Consumable Fuels ............................... 1,535,286 — — 1,535,286
Road & Rail ........................................... 167,453 — — 167,453
Software ............................................. 440,878 — — 440,878
Corporate Bonds ........................................ — 538,843,811 — 538,843,811
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,004,094 — 4,004,094
Airlines .............................................. — 4,019,604 — 4,019,604
Auto Components ...................................... — 349,343 — 349,343
Beverages ........................................... — 62,445 — 62,445
Capital Markets ........................................ — 567,138 — 567,138
Chemicals ............................................ — 2,432,553 — 2,432,553
Commercial Services & Supplies ............................. — 1,352,157 242,000 1,594,157
Communications Equipment ................................ — 322,889 — 322,889
Construction & Engineering ................................ — 3,210,984 426,375 3,637,359
Containers & Packaging .................................. — 801,386 — 801,386
Diversified Consumer Services .............................. — 1,122,285 — 1,122,285
Diversified Financial Services ............................... — 1,138,272 411,090 1,549,362
Diversified Telecommunication Services ........................ — 870,648 214,878 1,085,526
Energy Equipment & Services .............................. — — 14,719 14,719
Entertainment ......................................... — 340,234 — 340,234
Food Products ......................................... — 93,157 — 93,157
Health Care Equipment & Supplies ........................... — 697,013 — 697,013
Health Care Providers & Services ............................ — 1,127,780 — 1,127,780
Health Care Technology .................................. — 5,548,970 — 5,548,970

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ — $ 1,434,308 $ — $ 1,434,308
Household Durables ..................................... — 1,128,151 — 1,128,151
Insurance ............................................ — 611,652 — 611,652
Interactive Media & Services ............................... — 398,615 — 398,615
Internet & Direct Marketing Retail ............................ — — 248,232 248,232
IT Services ........................................... — 2,206,385 — 2,206,385
Leisure Products ....................................... — 214,661 — 214,661
Machinery ............................................ — 2,340,965 — 2,340,965
Media ............................................... — 3,723,242 — 3,723,242
Metals & Mining ........................................ — — 186,793 186,793
Oil, Gas & Consumable Fuels ............................... — 6,124,704 — 6,124,704
Professional Services .................................... — 600,832 258,750 859,582
Road & Rail ........................................... — 202,079 — 202,079
Software ............................................. — 12,515,046 1,895,481 14,410,527
Specialty Retail ........................................ — 125,548 — 125,548
Textiles, Apparel & Luxury Goods ............................ — 659,316 — 659,316
Trading Companies & Distributors ............................ — 709,733 — 709,733
Transportation Infrastructure ............................... — 1,387,794 — 1,387,794
Wireless Telecommunication Services ......................... — 1,076,610 — 1,076,610
Capital Trusts ........................................... — 6,455,151 — 6,455,151
Short-Term Securities
Money Market Funds ...................................... 17,037,524 — — 17,037,524
$ 21,441,081 $ 609,080,89 4 $ 3,898,318 $ 634,420,29 3
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,128 $ — $ 1,128
Foreign currency exchange contracts ............................ — 44,530 — 44,530
Interest rate contracts ....................................... 584,667 — — 584,667
$ 584,667 $ 45,658 $ — $ 630,325
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.